Stockholders' Equity (Deficit) - Additional Information (Details)				3 Months Ended	6 Months Ended	12 Months Ended
	May 11, 2022 USD ($) $ / shares shares	Feb. 04, 2022 shares	Feb. 03, 2022 shares	Mar. 31, 2022 shares	Jun. 30, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Class Of Stock [Line Items]
Shares authorized to sell					350,000,000	350,000,000
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights					one vote per share
Common stock, shares issued					75,535,463	39,913,100	38,654,855
Common stock, shares outstanding					75,535,463	39,913,100
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001
Preferred stock, shares outstanding					0
Purchase price of warrants | $ / shares					$ 11.5
RSUs vested not yet been settled and issued					1,800,000
Conversion of outstanding preferred stock to shares of common stock		32,900,000
Warrants outstanding		15,516,639	15,516,667		15,516,639
Each warrant entitles to purchase number of shares					1
Warrants expiration date					Feb. 04, 2027
Tranche Two
Class Of Stock [Line Items]
Merger Earn Out Shares to be issued in future		5,000,000			5,000,000
Lincoln Park Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Equity line of credit arrangement					the Company may direct Lincoln Park to purchase additional shares of Common Stock in accelerated purchases (each, an “Accelerated Purchase”) up to the lower of: (i) three times the number of shares of Common Stock purchased pursuant to the corresponding Regular Purchase or (ii) 30% of the trading volume on the date of each such accelerated purchase or such shorter period as provided under the Purchase Agreement. The purchase price for the additional shares is 97% of the lesser of:•the closing sale price for the Common Stock on the date of sale; or•the accelerated purchase date's volume weighted average price of the Common Stock on the date of sale.
Maximum [Member] | Lincoln Park Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Value of common stock obligated to purchase | $	$ 30,000,000
Purchase Agreement [Member]
Class Of Stock [Line Items]
Common stock, shares issued	728,385
Additional shares issued as commitment fee					182,096
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Shares authorized to sell	14,643,920
Percentage of shares outstanding upon conversion	19.99%
Percentage of common stock beneficially owing	9.99%
Upper limits on the price per share | $ / shares	$ 0
Sale of stock, description of transaction	The purchase price per share for each Regular Purchase will be the lower of: (i) the lowest sale price of Common Stock during the purchase date, or (ii) the average of the three lowest closing sale prices of Common Stock in the ten business days prior to the purchase date. There are no upper limits on the price per share that Lincoln Park must pay for shares of Common Stock under the Purchase Agreement.
Maximum committed purchase obligation | $	$ 2,000,000
Average price of common stock | $ / shares	$ 0.62
Fair value of commitment fee | $	$ 452,000
Purchase Agreement [Member] | Maximum [Member]
Class Of Stock [Line Items]
Sale of stock, number of shares issued in transaction	100,000
Purchase Agreement [Member] | Maximum [Member] | Lincoln Park Capital Fund, LLC [Member]
Class Of Stock [Line Items]
Sale of stock, increased number of shares issued in transaction | $	$ 400,000
ECP Environmental Growth Opportunities Corp [Member] | Tranche One | Merger Earn Out Shares [Member]
Class Of Stock [Line Items]
Share issued in acquisition per share | $ / shares					$ 15
ECP Environmental Growth Opportunities Corp [Member] | Tranche Two | Merger Earn Out Shares [Member]
Class Of Stock [Line Items]
Share issued in acquisition per share | $ / shares					$ 20
Common Stock [Member]
Class Of Stock [Line Items]
Exercise of Legacy Fast Radius warrants, shares			2,200,000	2,240,000		(32,900,000)
Common Stock [Member] | Legacy Fast Radius Warrants Member
Class Of Stock [Line Items]
Exercise of Legacy Fast Radius warrants, shares			1,100,000			16,000,000
Public Warrants [Member]
Class Of Stock [Line Items]
Warrants outstanding		8,624,972	8,625,000		8,624,972
Private Warrants [Member]
Class Of Stock [Line Items]
Warrants outstanding		6,891,667	6,891,667		6,891,667
Legacy Fast Radius Preferred and Common Stock Conversion [Member]
Class Of Stock [Line Items]
Share conversion ratio					2.056	2.056
Conversion of outstanding preferred stock to shares of common stock			16,000,000